Income Taxes - Summary of Reconciliation of Income Tax Expense from Operations Computed at U.S. Federal Statutory Income Tax Rate to Effective Income Tax Rate (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Expected U.S. federal income taxes at statutory rate	21.00%	21.00%	34.00%	34.00%
State and local income taxes, net of federal benefit		1.10%	4.50%	0.00%
Foreign taxes		5.10%	6.40%	0.00%
Non-deductible expenses		4.30%	0.10%	0.00%
Enactment of the Tax Cuts and Jobs Act		0.00%	64.70%	0.00%
Change in valuation allowance		0.00%	(69.20%)	0.00%
Non-controlling interest		(13.70%)	(9.50%)	0.00%
LLC flow-through structure		0.00%	(16.90%)	(34.00%)
Other, net		0.00%	3.40%	0.00%
Income tax expense	16.70%	17.80%	17.50%	0.00%